General and administrative expenses	6 Months Ended
Jun. 30, 2018
General and administrative expenses
General and administrative expenses

20.         General and administrative expenses

General and administrative expenses increased $3.4 million to $27.0 million from $23.6 million for the six months ended June 30, 2018 and 2017, respectively. This increase was primarily driven by an increase in restricted stock amortization and administrative fees charged by SSH as a result of the growth of the Company’s fleet following the merger with NPTI.